Schedule of Reconciliation Between Effective and Statutory Income Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rates, amount	$ (735,436)	$ (825,346)
Federal statutory rates, percent	21.00%	21.00%
State income taxes, amount	$ (245,145)	$ (275,115)
State income taxes, percent	7.00%	7.00%
Permanent differences, amount	$ 335,916	$ (69,409)
Permanent differences, percent	(9.60%)	1.80%
Valuation allowance against net deferred tax assets, amount	$ 644,665	$ 1,169,870
Valuation allowance against net deferred tax assets, percent	(18.40%)	(29.80%)
Effective rate, amount
Effective rate, percent	0.00%	0.00%